SCHEDULE OF SHARE BASED COMPENSATION STOCK OPTION (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Equity [Abstract]
Number of Shares, Beginning	29,226,000	28,230,000	28,230,000	12,970,000
Weighted Average Exercise Price per Share, Beginning	$ 0.32	$ 0.31	$ 0.31	$ 0.10
Weighted average remaining contractual life, ending	7 years 4 months 20 days	7 years 4 months 13 days	7 years 7 months 20 days	7 years 6 months 21 days	6 years 10 months 6 days
Aggregate intrinsic value, beginning	$ 19,873,680
Number of Shares, exercised
Weighted Average Exercise Price per Share, Exercised
Number of Shares, granted			5,350,000	15,260,000
Weighted Average Exercise Price per Share, granted			$ 0.50	$ 0.49
Weighted average remaining contractual life, granted			9 years 10 months 28 days	7 years 11 months 19 days
Number of Shares, expired
Weighted Average Exercise Price per Share, Expired
Number of Shares, forfeited			(4,354,000)
Weighted Average Exercise Price per Share, Forfeited			$ (0.48)
Aggregate intrinsic value, granted			$ 2,675,000
Weighted average remaining contractual life, forfeited			8 years 10 months 24 days
Aggregate intrinsic value, forfeited			$ (2,247,140)
Number of Shares, Ending	29,226,000	28,230,000	29,226,000	28,230,000	12,970,000
Weighted Average Exercise Price per Share, Ending	$ 0.32	$ 0.31	$ 0.32	$ 0.31	$ 0.10
Aggregate intrinsic value, ending	$ 19,873,680	$ 1,395,000	$ 19,873,680
Weighted average remaining contractual life, beginning		7 years 6 months 21 days	7 years 7 months 20 days
Number of Shares, forfeited			4,354,000
Weighted Average Exercise Price per Share, Forfeited			$ 0.48